Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 24,976,000	$ 36,474,000	$ 25,844,000
Financial liabilities, at fair value	(42,820,000)	(47,493,000)	(39,151,000)
Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	353,000	310,000	321,000
Level 1 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Level 2 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	353,000	310,000	321,000
Level 3 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	72,000	(150,000)	(39,000)
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	72,000	(150,000)	(39,000)
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	$ 0	$ 0	0
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			(6,091,000)
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			0
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			(6,091,000)
Convertible debt embedded derivative | Financial liabilities at fair value through profit or loss | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			$ 0